Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Accrued liabilities for legal proceeding (Note 25(b))		¥ 60,000
Accrued payroll		57,275	¥ 114,201
Customer advance payments relating to Databook		47,703
Consideration payable of business combination		12,506
Operating lease liabilities		11,481
Accrued expenses		9,896	12,054
Payable to employees for proceeds from shares as sold		2,906	8,598
Others		22,251	9,625
Total	$ 32,178	¥ 224,018	¥ 144,478